EQUITY (Schedule of Share Capital) (Details) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Ordinary shares of NIS 1 par value, Authorized	70,000,000	70,000,000
Ordinary shares of NIS 1 par value, Outstanding	40,262,819	36,419,842
Ordinary shares par value	₪ 1	₪ 1